Long-term debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2018	2017
Lampung facility:
Export credit tranche	$112,818	$123,982
FSRU tranche	28,032	31,164
Gallant facility:
Commercial tranche	113,633	120,743
Export credit tranche	30,250	33,000
Grace facility:
Commercial tranche	138,375	146,063
Export credit tranche	28,500	30,750
Outstanding principal	451,608	485,702
Lampung facility unamortized debt issuance cost	(6,216)	(7,494)
Gallant facility unamortized fair value of debt assumed	299	552
Grace facility unamortized fair value of debt assumed	1,057	1,543
Total debt	446,748	480,303
Less: Current portion of long-term debt	(45,458)	(45,458)
Long-term debt	$401,290	$434,845